Fair values of financial instruments - Schedule Of Financial instruments measured at fair value on a recurring basis (Detail) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 224	$ 355	$ 293	$ 485	$ 987
Restricted cash	125		223	$ 168
Interest rate cap	8		0
Fair Value, Inputs, Level 1 [Member] | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	224		293
Restricted cash	125		223
Fair Value, Inputs, Level 1 [Member] | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	224		293
Restricted cash	125		223
Fair Value, Inputs, Level 2 [Member] | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate cap	8		0
Fair Value, Inputs, Level 2 [Member] | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate cap	$ 8		$ 0